Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure - Pay vs Performance Disclosure
Pay vs Performance, Table

The following relationship between executive compensation and our Company’s financial performance information is provided in accordance with the requirements of Item 402(v) of Regulation S-K (the “Regulation”). The table below summarizes compensation values as previously reported in our “Executive Compensation-Summary Compensation Table”, as well as the adjusted values required and calculated based on the Regulation for our fiscal years ended October 31, 2025, 2024 and 2023.

Fiscal Year	Summary Compensation Table Total for PEO(1)(3)	Compensation Actually Paid to PEO(4)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income (Loss)(6)
2025	$245,900	$245,301	$175,600	$174,181	$76.74	$(100,463)
2024	$245,900	$241,231	$181,900	$173,561	$74.03	$(777,619)
2023	$323,670	$321,495	$225,600	$223,425	$89.15	$1,310,180

____________

(1)	Victor Sanchez is our President and Chief Executive Officer, the Principal Executive Officer (“PEO”).

(2)	Pedro Lasanta is our Chief Financial Officer, Vice President-Finance and Secretary, the Non-PEO Named Executive Officer (“Non-PEO NEO”).

(3)

The Summary Compensation Table Total (the “SCT”) represents the total compensation for each corresponding year in the “Total” column of the Executive Compensation—Summary Compensation Table for the PEO and the Non-PEO NEO, as applicable.

(4)

Compensation Actually Paid (the “CAP”) represents the amount calculated pursuant to the Item 402(v) of Regulation S-K required adjustments to the reported SCT. For further details see the CAP table below.

(5)

Total Shareholder Return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of a hypothetical investment of $100 in our common stock on October 31, 2020. TSR is calculated by dividing the sum of the cumulative amount of dividends for the fiscal year, assuming dividend reinvestment, and the difference between our Company’s share price at the end and the beginning of the fiscal year, by our Company’s share price at the beginning of the measurement period.

(6)	Represents the net income (loss) reflected in our consolidated audited financial statements for the applicable year.

The following CAP table represents the CAP calculation for the PEO and the Non-PEO NEO pursuant to the Regulation for the years ended October 31, 2025, 2024 and 2023.

Named Executive Officer	Fiscal Year	Summary Compensation Table Total	Less: Summary Compensation Table Option Awards(a)	Plus: Reg Based Awards Total Net Compensation Act Paid Adjustments(b)	Compensation Actually Paid
PEO	2025	$245,900	$-	$(599)	$245,301
	2024	$245,900	$-	$(4,669)	$241,231
	2023	$323,670	$-	$(2,175)	$321,495

Non-PEO NEO	2025	$175,600	$-	$(1,419)	$174,181
	2024	$181,990	$(6,390)	$(2,039)	$173,561
	2023	$225,600	$-	$(2,175)	$223,425

(a)	The Reported Value of Equity Awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)

The Equity Award Adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s TSR over the fiscal three year period from 2023 through 2025.

Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s Net Income over the fiscal three year period from 2023 through 2025.

Adjustment To PEO And Non-PEO NEO Compensation, Footnote
Named Executive Officer	Fiscal Year	Summary Compensation Table Total	Less: Summary Compensation Table Option Awards(a)	Plus: Reg Based Awards Total Net Compensation Act Paid Adjustments(b)	Compensation Actually Paid
PEO	2025	$245,900	$-	$(599)	$245,301
	2024	$245,900	$-	$(4,669)	$241,231
	2023	$323,670	$-	$(2,175)	$321,495

Non-PEO NEO	2025	$175,600	$-	$(1,419)	$174,181
	2024	$181,990	$(6,390)	$(2,039)	$173,561
	2023	$225,600	$-	$(2,175)	$223,425

(a)	The Reported Value of Equity Awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)

The Equity Award Adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

PEO Total Compensation Amount	$ 245,900	$ 245,900	$ 323,670
PEO Actually Paid Compensation Amount	245,301	241,231	321,495
Non-PEO NEO Average Total Compensation Amount	175,600	181,900	225,600
Non-PEO NEO Average Compensation Actually Paid Amount	174,181	173,561	223,425
Total Shareholder Return Amount	76,740	74,030.00	89,150
Net Income (Loss)	$ (100,463)	$ (777,619)	$ 1,310,180
Non-PEO Name	Pedro Lasanta
PEO Name	Victor Sanchez